UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

October
Date of reporting period:
April 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Intermediate Duration Municipal Bond Fund
Class A / LITAX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 29	0.59% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,516,795,413
Total number of portfolio holdings	579
Portfolio turnover for the reporting period	7%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted.
The
Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&
P
and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used
. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Illinois	15.3%
California	8.7%
New York	8.1%
Texas	7.2%
Florida	4.9%
Massachusetts	4.4%
New Jersey	4.1%
Colorado	4.0%
Pennsylvania	3.9%
District of Columbia	3.2%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Intermediate Duration Municipal Bond Fund | Class A

|

SSR167_01_(06/25)

Columbia Intermediate Duration Municipal Bond Fund
Class C / LITCX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 59	1.19% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,516,795,413
Total number of portfolio holdings	579
Portfolio turnover for the reporting period	7%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Illinois	15.3%
California	8.7%
New York	8.1%
Texas	7.2%
Florida	4.9%
Massachusetts	4.4%
New Jersey	4.1%
Colorado	4.0%
Pennsylvania	3.9%
District of Columbia	3.2%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial
information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Intermediate Duration Municipal Bond Fund | Class C

|

SSR167_04_(06/25)

Columbia Intermediate Duration Municipal Bond Fund
Institutional Class / SETMX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 19	0.39% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,516,795,413
Total number of portfolio holdings	579
Portfolio turnover for the reporting period	7%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Illinois	15.3%
California	8.7%
New York	8.1%
Texas	7.2%
Florida	4.9%
Massachusetts	4.4%
New Jersey	4.1%
Colorado	4.0%
Pennsylvania	3.9%
District of Columbia	3.2%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about
the
Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Intermediate Duration Municipal Bond Fund | Institutional Class

|

SSR167_08_(06/25)

Columbia Intermediate Duration Municipal Bond Fund
Institutional 2 Class / CTMRX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $
10,000
investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 16	0.33% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,516,795,413
Total number of portfolio holdings	579
Portfolio turnover for the reporting period	7%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Illinois	15.3%
California	8.7%
New York	8.1%
Texas	7.2%
Florida	4.9%
Massachusetts	4.4%
New Jersey	4.1%
Colorado	4.0%
Pennsylvania	3.9%
District of Columbia	3.2%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Intermediate Duration Municipal Bond Fund | Institutional 2 Class

|

SSR167_15_(06/25)

Columbia Intermediate Duration Municipal Bond Fund
Institutional 3 Class / CIMYX
Semi-Annual Shareholder Report | April 30, 2025
This semi-annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 14	0.28% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,516,795,413
Total number of portfolio holdings	579
Portfolio turnover for the reporting period	7%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Illinois	15.3%
California	8.7%
New York	8.1%
Texas	7.2%
Florida	4.9%
Massachusetts	4.4%
New Jersey	4.1%
Colorado	4.0%
Pennsylvania	3.9%
District of Columbia	3.2%
Asset Categories
Credit Quality
Availability
of Additional Information
For additional information about the Fund, including
its
prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Intermediate Duration Municipal Bond Fund | Institutional 3 Class

|

SSR167_17_(06/25)

Columbia Intermediate Duration Municipal Bond Fund
Class S / SETDX
Semi-Annual Shareholder Report | April 30, 2025

This semi-annual shareholder report contains important information about Columbia Intermediate Duration Municipal Bond Fund (the Fund) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 19	0.39% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,516,795,413
Total number of portfolio holdings	579
Portfolio turnover for the reporting period	7%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top States/Territories
Illinois	15.3%
California	8.7%
New York	8.1%
Texas	7.2%
Florida	4.9%
Massachusetts	4.4%
New Jersey	4.1%
Colorado	4.0%
Pennsylvania	3.9%
District of Columbia	3.2%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its
prospectus
, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Intermediate Duration Municipal Bond Fund | Class S

|

SSR167_16_(06/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Intermediate Duration Municipal Bond Fund
Semi-Annual Financial Statements and Additional Information
April 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Intermediate Duration Municipal Bond Fund | 2025

Portfolio of Investments
April 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Floating Rate Notes 0.6%
Issue Description	Yield	Principal Amount ($)	Value ($)
Massachusetts 0.3%
JPMorgan Chase Putters/Drivers Trust(a),(b),(c)
Tax-Exempt Preferred
Series 2020-5033 (JPMorgan Chase Bank)
05/17/2025	2.850%	4,000,000	4,000,000
New York 0.3%
City of New York(b),(c)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	2.500%	5,500,000	5,500,000
Total Floating Rate Notes (Cost $9,500,000)			9,500,000

Municipal Bonds 98.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.0%
Black Belt Energy Gas District
Revenue Bonds
Project No. 5
Series 2020A-1 (Mandatory Put 10/01/26)
10/01/2049	4.000%	6,500,000	6,513,416
Series 2023A (Mandatory Put 10/01/30)
01/01/2054	5.250%	9,000,000	9,466,506
Black Belt Energy Gas District(c)
Revenue Bonds
Series 2024D (Mandatory Put 11/01/34)
03/01/2055	5.000%	2,000,000	2,107,100
County of Jefferson Sewer
Refunding Revenue Bonds
Series 2024
10/01/2041	5.250%	1,500,000	1,562,688
Southeast Alabama Gas Supply District (The)(c)
Refunding Revenue Bonds
Project #1
Series 2024A (Mandatory Put 04/01/32)
08/01/2054	5.000%	3,000,000	3,134,077
UAB Medicine Finance Authority
Refunding Revenue Bonds
University of Alabama - Medicine
Series 2017B2
09/01/2036	5.000%	2,340,000	2,374,059
09/01/2037	5.000%	2,030,000	2,055,865
09/01/2041	5.000%	1,020,000	1,028,068
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
University of Alabama - Medicine
Series 2019
09/01/2044	4.000%	2,470,000	2,286,976
Total			30,528,755
Arizona 3.0%
Arizona Industrial Development Authority(a)
Refunding Revenue Bonds
Arizona Agribusiness & Equine Center, Inc. Project
Series 2017B
03/01/2037	5.000%	1,250,000	1,216,022
03/01/2042	5.000%	1,000,000	933,313
Revenue Bonds
Cadence Campus Project
Series 2020A
07/15/2030	4.000%	465,000	454,926
07/15/2040	4.000%	925,000	823,026
07/15/2050	4.000%	4,300,000	3,467,025
Doral Academy Nevada - Fire Mesa
Series 2019A
07/15/2029	3.550%	840,000	809,271
07/15/2049	5.000%	4,025,000	3,669,919
Lone Mountain Campus Projects
Series 2019
12/15/2029	3.750%	360,000	347,981
12/15/2039	5.000%	400,000	393,112
12/15/2049	5.000%	700,000	644,086
Pinecrest Academy - Horizon
Series 2018
07/15/2038	5.750%	1,750,000	1,769,879
Arizona State University
Revenue Bonds
Green Bonds
Series 2019A
07/01/2037	5.000%	7,800,000	8,121,693
Industrial Development Authority of the City of Phoenix (The)(a)
Revenue Bonds
FAC-Legacy Traditional Schools Project
Series 2016
07/01/2031	5.000%	3,000,000	3,021,055
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	2,800,000	2,798,500
02/15/2046	5.000%	1,000,000	930,802
Series 2018
02/15/2048	5.000%	1,185,000	1,089,459
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maricopa County Industrial Development Authority
Refunding Revenue Bonds
HonorHealth
Series 2024D
12/01/2041	5.000%	1,400,000	1,460,515
Horizon Community Learning Center
Series 2016
07/01/2035	5.000%	2,325,000	2,329,025
Revenue Bonds
Reid Traditional Schools Project
Series 2016
07/01/2036	5.000%	750,000	736,709
Maricopa County Industrial Development Authority(a)
Refunding Revenue Bonds
Legacy Traditional Schools Project
Series 2019
07/01/2039	5.000%	1,000,000	1,003,994
Paradise Schools Project
Series 2016
07/01/2047	5.000%	1,225,000	1,171,769
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Series 2023A
01/01/2043	5.000%	3,000,000	3,168,329
Series 2024A
01/01/2031	5.000%	2,780,000	3,059,193
01/01/2032	5.000%	850,000	946,424
Sierra Vista Industrial Development Authority(a)
Revenue Bonds
American Leadership Academy Project
Series 2024
06/15/2044	5.000%	1,675,000	1,606,176
Total			45,972,203
California 8.7%
Alvord Unified School District(d)
Unlimited General Obligation Bonds
2007 Election
Series 2011B (AGM)
08/01/2046	0.000%	1,150,000	1,324,850
Bay Area Toll Authority(e)
Revenue Bonds
San Francisco Bay Area Toll Bridge
Series 2013 (Mandatory Put 04/01/27)
Muni Swap Index Yield + 1.250% 04/01/2036	4.870%	5,000,000	4,959,113
California Community Choice Financing Authority
Revenue Bonds
Green Bonds - Clean Energy Project
Series 2023 (Mandatory Put 08/01/29)
07/01/2053	5.000%	2,000,000	2,074,367
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Health Facilities Financing Authority
Prerefunded 11/15/25 Revenue Bonds
Sutter Health Obligation Group
Series 2016A
11/15/2033	5.000%	5,000,000	5,052,694
Refunding Revenue Bonds
Children’s Hospital
Series 2017A
08/15/2042	5.000%	1,000,000	987,481
Revenue Bonds
El Camino Hospital
Series 2017
02/01/2034	5.000%	1,750,000	1,793,629
California Municipal Finance Authority
Revenue Bonds
National University
Series 2019A
04/01/2037	5.000%	1,470,000	1,543,450
California School Finance Authority(a)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	1,910,000	1,909,715
Revenue Bonds
Aspire Public Schools Obligation Group
Series 2021
08/01/2041	4.000%	500,000	442,313
California State Public Works Board
Refunding Revenue Bonds
Various Capital Projects
Series 2023
09/01/2037	5.000%	4,800,000	5,268,513
09/01/2038	5.000%	1,000,000	1,090,939
California Statewide Communities Development Authority
Revenue Bonds
Methodist Hospital of Southern California
Series 2018
01/01/2038	5.000%	3,000,000	3,063,140
Series 2017
05/15/2033	5.000%	1,350,000	1,370,877
05/15/2034	5.000%	1,000,000	1,014,060
05/15/2035	5.000%	2,200,000	2,227,748
City of Los Angeles Department of Airports(f)
Refunding Revenue Bonds
Green Bonds
Subordinated Series 2023
05/15/2039	5.250%	2,000,000	2,133,259
05/15/2040	5.250%	1,320,000	1,399,627
Los Angeles International Airport
Subordinated Series 2022
05/15/2029	5.000%	2,060,000	2,161,214
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Series 2020C
05/15/2030	5.000%	5,000,000	5,291,598
City of Tulare Sewer
Refunding Revenue Bonds
Series 2015 (AGM)
11/15/2030	5.000%	1,910,000	1,927,661
11/15/2031	5.000%	1,000,000	1,008,808
11/15/2032	5.000%	1,610,000	1,623,388
City of Upland
Refunding Certificate of Participation
San Antonio Regional Hospital
Series 2017
01/01/2035	4.000%	1,000,000	987,216
Escondido Union High School District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2008
Series 2009A (AGM)
08/01/2031	0.000%	480,000	388,956
Escondido Union High School District(g)
Unlimited General Obligation Bonds
Convertible
Series 2011
08/01/2032	5.450%	1,250,000	1,257,635
Fresno Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002A (MBIA)
08/01/2026	6.000%	350,000	356,886
Golden State Tobacco Securitization Corp.
Prerefunded 06/01/25 Asset-Backed Revenue Bonds
Series 2015A
06/01/2033	5.000%	5,250,000	5,257,616
Prerefunded 06/01/27 Revenue Bonds
Series 2017A-1
06/01/2028	5.000%	1,000,000	1,039,748
06/01/2029	5.000%	1,000,000	1,039,748
Hartnell Community College District(d)
Unlimited General Obligation Refunding Bonds
Capital Appreciation Serial Bonds
Series 2015A
08/01/2035	0.000%	2,650,000	1,712,037
Lakeside Union School District/Kern County(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election
Series 2009 Escrowed to Maturity (AGM)
09/01/2027	0.000%	5,000	4,655
Los Angeles County Sanitation Districts Financing Authority
Refunding Revenue Bonds
Capital Projects - District #14
Subordinated Series 2015
10/01/2033	5.000%	4,000,000	4,021,204
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Mount Diablo Unified School District(g)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2010
Series 2010A (AGM)
08/01/2035	5.750%	2,125,000	2,135,016
M-S-R Energy Authority
Revenue Bonds
Series 2009A
11/01/2039	6.500%	4,940,000	5,864,722
Norman Y Mineta San Jose International Airport SJC
Refunding Revenue Bonds
Series 2017B
03/01/2042	5.000%	1,665,000	1,680,987
Norman Y. Mineta San Jose International Airport(f)
Refunding Revenue Bonds
Series 2017A
03/01/2041	5.000%	1,000,000	1,001,287
Pasadena Public Financing Authority(d)
Revenue Bonds
Capital Appreciation - Rose Bowl
Series 2010A
03/01/2029	0.000%	2,000,000	1,753,659
Pico Rivera Water Authority
Revenue Bonds
Water System Project
Series 1999A (NPFGC)
05/01/2029	5.500%	1,690,000	1,745,196
Rancho Santiago Community College District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (AGM)
09/01/2031	0.000%	28,000,000	22,576,823
Sacramento Redevelopment Agency Successor Agency
Refunding Tax Allocation Bonds
Subordinated Series 2015A (BAM)
12/01/2027	5.000%	235,000	237,662
12/01/2028	5.000%	425,000	429,532
12/01/2030	5.000%	1,000,000	1,009,508
12/01/2031	5.000%	2,000,000	2,017,945
San Francisco City & County Airport Commission-San Francisco International Airport(f)
Refunding Revenue Bonds
Series 2024-2
05/01/2040	5.250%	6,860,000	7,236,114
Revenue Bonds
Series 2019E
05/01/2045	5.000%	13,500,000	13,525,614
San Jose Unified School District(d)
Unlimited General Obligation Bonds
Capital Appreciation - Election of 2002
Series 2006C (NPFGC)
08/01/2027	0.000%	1,495,000	1,393,079
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southern California Public Power Authority
Revenue Bonds
Clean Energy Project
Series 2024A (Mandatory Put 09/01/30)
04/01/2055	5.000%	1,000,000	1,039,889
State of California
Unlimited General Obligation Refunding Bonds
Series 2025
03/01/2033	5.000%	1,000,000	1,122,852
Tustin Community Facilities District
Refunding Special Tax Bonds
Legacy Villages of Columbus #06-1
Series 2015
09/01/2031	5.000%	1,000,000	1,004,574
09/01/2033	5.000%	1,250,000	1,254,977
Vallejo City Unified School District
Unlimited General Obligation Refunding Bonds
Series 2002A (MBIA)
08/01/2025	5.900%	10,000	10,003
Total			132,773,584
Colorado 4.0%
Arkansas River Power Authority
Refunding Revenue Bonds
Series 2018A
10/01/2038	5.000%	2,250,000	2,273,797
City & County of Denver
Revenue Bonds
Series 2018A-1
08/01/2041	5.000%	8,000,000	8,055,946
City & County of Denver Airport System(f)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	5,010,000	5,142,833
Series 2022D
11/15/2039	5.750%	2,250,000	2,471,889
Subordinated Series 2023B
11/15/2040	5.500%	1,250,000	1,342,156
11/15/2041	5.500%	1,000,000	1,066,445
System
Subordinated Series 2018A
12/01/2048	5.000%	3,000,000	2,985,276
Colorado Bridge & Tunnel Enterprise
Refunding Revenue Bonds
Series 2024B
12/01/2035	5.000%	5,200,000	5,826,476
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Colorado Health Facilities Authority
Prerefunded 06/01/25 Revenue Bonds
Covenant Retirement Communities
Series 2015
12/01/2026	5.000%	1,860,000	1,862,098
12/01/2028	5.000%	1,000,000	1,001,128
12/01/2030	5.000%	1,400,000	1,401,579
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2030	5.000%	2,000,000	2,072,112
06/01/2047	5.000%	1,000,000	1,036,056
Prerefunded 09/01/30 Revenue Bonds
Parkview Medical Center, Inc. Project
Series 2020
09/01/2045	4.000%	1,000,000	1,033,979
09/01/2050	4.000%	1,500,000	1,550,969
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2044	4.000%	2,000,000	1,806,756
08/01/2049	4.000%	2,265,000	1,955,462
Denver City & County School District No. 1
Unlimited General Obligation Bonds
Series 2021
12/01/2039	5.000%	5,000,000	5,293,114
Series 2025A
12/01/2036	5.250%	3,500,000	4,012,993
Park Creek Metropolitan District
Refunding Revenue Bonds
Senior Limited Property Tax
Series 2015
12/01/2030	5.000%	1,895,000	1,909,212
Refunding Tax Allocation Bonds
Limited Property Tax
Series 2015
12/01/2032	5.000%	1,500,000	1,509,953
Regional Transportation District
Certificate of Participation
Series 2015
06/01/2027	5.000%	2,925,000	2,928,423
University of Colorado
Revenue Bonds
Series 2025A
06/01/2036	5.000%	2,500,000	2,794,729
Total			61,333,381
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut 1.9%
Connecticut State Health & Educational Facilities Authority
Refunding Revenue Bonds
Fairfield University
Series 2018S
07/01/2029	5.000%	1,000,000	1,041,530
State of Connecticut
Revenue Bonds
Special Tax Obligation
Series 2020
05/01/2040	5.000%	2,130,000	2,217,371
Unlimited General Obligation Bonds
Series 2016A
03/15/2027	5.000%	2,155,000	2,190,753
Series 2017A
04/15/2034	5.000%	3,000,000	3,067,942
Series 2019A
04/15/2036	5.000%	2,200,000	2,301,309
Series 2024F
11/15/2032	5.000%	5,000,000	5,571,993
Social Bonds
Series 2022F
11/15/2038	5.000%	2,000,000	2,140,892
State of Connecticut Special Tax
Revenue Bonds
Transportation Infrastructure
Series 2024
07/01/2035	5.000%	2,580,000	2,897,073
University of Connecticut
Revenue Bonds
Series 2016A
03/15/2032	5.000%	2,000,000	2,023,140
Series 2017A
01/15/2033	5.000%	4,000,000	4,086,376
Series 2019A
11/01/2036	5.000%	1,485,000	1,541,497
Total			29,079,876
Delaware 0.4%
City of Wilmington
Unlimited General Obligation Bonds
Series 2013A
10/01/2025	5.000%	3,715,000	3,717,947
Delaware River & Bay Authority
Refunding Revenue Bonds
Series 2024B
01/01/2041	5.000%	735,000	786,747
01/01/2042	5.000%	1,280,000	1,361,862
Total			5,866,556
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
District of Columbia 3.2%
District of Columbia
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2030	5.000%	3,000,000	3,026,239
Friendship Public Charter School
Series 2016
06/01/2036	5.000%	4,815,000	4,828,231
06/01/2046	5.000%	1,385,000	1,331,680
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	3,480,000	3,058,886
Unlimited General Obligation Bonds
Series 2023A
01/01/2039	5.000%	1,000,000	1,071,657
District of Columbia Income Tax
Revenue Bonds
Series 2023A
05/01/2041	5.000%	4,000,000	4,242,583
Metropolitan Washington Airports Authority(f)
Refunding Revenue Bonds
Airport System
Series 2019A
10/01/2037	5.000%	5,000,000	5,117,144
Series 2023A
10/01/2039	5.250%	1,400,000	1,479,309
Metropolitan Washington Airports Authority Aviation(f)
Refunding Revenue Bonds
Series 2024A
10/01/2043	5.250%	7,190,000	7,475,487
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	3,000,000	2,588,314
Metropolitan Washington Airports Authority Dulles Toll Road(d)
Revenue Bonds
Capital Appreciation - 2nd Senior Lien
Series 2009B (AGM)
10/01/2025	0.000%	7,500,000	7,384,186
10/01/2026	0.000%	5,000,000	4,761,306
Washington Convention & Sports Authority
Refunding Revenue Bonds
Series 2018A
10/01/2030	5.000%	1,500,000	1,537,924
Total			47,902,946
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida 4.9%
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2017 (BAM)
07/01/2041	4.000%	4,000,000	3,686,236
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	1,750,000	1,606,103
Series 2018A
11/15/2043	5.000%	1,085,000	1,020,418
City of Lakeland Department of Electric Utilities
Refunding Revenue Bonds
Series 2010 (AGM)
10/01/2028	5.250%	1,250,000	1,331,437
City of Orlando Tourist Development Tax
Refunding Revenue Bonds
Senior Lien - Tourist Development
Series 2017 (AGM)
11/01/2035	5.000%	2,270,000	2,328,853
City of Tampa(d)
Revenue Bonds
Capital Appreciation
Series 2020A
09/01/2034	0.000%	650,000	434,017
County of Miami-Dade Aviation(f)
Refunding Revenue Bonds
Series 2024A
10/01/2035	5.000%	4,400,000	4,656,382
Revenue Bonds
Series 2019A
10/01/2044	4.000%	1,000,000	884,526
County of Miami-Dade Seaport Department(f)
Refunding Revenue Bonds
Series 2023A
10/01/2039	5.000%	3,000,000	3,042,814
County of Osceola Transportation(d)
Refunding Revenue Bonds
Series 2020A-2
10/01/2034	0.000%	1,850,000	1,249,468
Series 2020A-2 (AGM)
10/01/2030	0.000%	1,200,000	969,508
Greater Orlando Aviation Authority
Revenue Bonds
Subordinated Series 2024
10/01/2040	5.250%	5,765,000	6,106,252
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Halifax Hospital Medical Center
Refunding Revenue Bonds
Series 2016
06/01/2026	5.000%	1,525,000	1,547,628
06/01/2027	5.000%	1,295,000	1,315,072
Hillsborough County Aviation Authority(f)
Revenue Bonds
Tampa International Airport
Series 2024
10/01/2041	5.250%	4,225,000	4,448,701
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2030	5.000%	2,150,000	2,155,658
Monroe County School District
Refunding Certificate of Participation
Series 2018A
06/01/2034	5.000%	1,000,000	1,026,478
Orange County School Board
Prerefunded 08/01/26 Certificate of Participation
Series 2016C
08/01/2033	5.000%	5,000,000	5,122,385
Palm Beach County Health Facilities Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2018
05/15/2036	5.000%	2,550,000	2,566,086
05/15/2037	5.000%	2,500,000	2,513,313
Pasco County School Board
Refunding Certificate of Participation
Series 2015A
08/01/2027	5.000%	2,500,000	2,510,823
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2029	5.000%	415,000	418,602
01/01/2039	5.000%	300,000	295,356
01/01/2049	5.000%	1,000,000	913,512
Sarasota County Health Facilities Authority
Refunding Revenue Bonds
Village of Isle Project
Series 2016
01/01/2030	5.000%	750,000	753,617
01/01/2031	5.000%	935,000	939,168
01/01/2032	5.000%	1,100,000	1,104,666
Sarasota County Public Hospital District
Revenue Bonds
Memorial Hospital District
Series 2018
07/01/2041	5.000%	5,000,000	5,052,221
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
School Board of Miami-Dade County (The)
Prerefunded 05/01/25 Certificate of Participation
Series 2015A
05/01/2030	5.000%	2,500,000	2,500,000
Southeast Overtown Park West Community Redevelopment Agency(a)
Tax Allocation Bonds
Series 2014A-1
03/01/2030	5.000%	2,525,000	2,527,693
St. Johns County Industrial Development Authority
Refunding Revenue Bonds
Vicar’s Landing Project
Series 2021
12/15/2041	4.000%	500,000	409,756
12/15/2046	4.000%	500,000	382,355
12/15/2050	4.000%	500,000	363,185
Sterling Hill Community Development District(h)
Special Assessment Bonds
Series 2003B
11/01/2010	0.000%	137,787	63,382
Volusia County Educational Facility Authority
Refunding Revenue Bonds
Embry Riddle Aeronautical University
Series 2020
10/15/2044	5.000%	5,850,000	5,917,143
Revenue Bonds
Series 2015B
10/15/2030	5.000%	1,510,000	1,510,811
Total			73,673,625
Georgia 3.1%
City of Atlanta Department of Aviation(f)
Revenue Bonds
Series 2024B
07/01/2041	5.250%	1,770,000	1,889,008
07/01/2042	5.250%	950,000	1,006,980
City of Atlanta Water & Wastewater
Prerefunded 11/01/27 Revenue Bonds
Series 2018B
11/01/2043	5.000%	2,805,000	2,942,211
Revenue Bonds
Series 2018B
11/01/2043	5.000%	195,000	197,856
Fulton County Development Authority
Prerefunded 06/01/25 Revenue Bonds
Spelman College
Series 2015
06/01/2032	5.000%	3,630,000	3,634,094
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gainesville & Hall County Development Authority(h)
Refunding Revenue Bonds
Riverside Military Academy
Series 2017
03/01/2027	0.000%	315,000	189,000
03/01/2037	0.000%	2,500,000	1,500,000
03/01/2052	0.000%	2,925,000	1,755,000
Gainesville & Hall County Hospital Authority
Refunding Revenue Bonds
Northeast Georgia Health System, Inc. Project
Series 2017
02/15/2037	5.000%	2,000,000	2,023,031
Northeast Georgia Health Systems, Inc.
Series 2017
02/15/2036	5.000%	1,500,000	1,519,437
02/15/2042	5.000%	3,000,000	3,010,853
Series 2020
02/15/2040	4.000%	7,000,000	6,658,740
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2019A
05/15/2030	5.000%	2,750,000	2,825,896
05/15/2031	5.000%	4,000,000	4,106,400
Series 2025A (Mandatory Put 06/01/32)
06/01/2055	5.000%	13,760,000	14,525,273
Total			47,783,779
Guam 0.2%
Territory of Guam(i)
Refunding Revenue Bonds
Section 30
Series 2016A
12/01/2032	5.000%	1,310,000	1,330,670
12/01/2033	5.000%	1,000,000	1,005,652
Total			2,336,322
Idaho 0.1%
Idaho Health Facilities Authority
Revenue Bonds
Terraces of Boise Project
Series 2021
10/01/2031	3.800%	2,100,000	1,935,983
Illinois 15.3%
Chicago Board of Education
Revenue Bonds
Series 2017
04/01/2046	6.000%	1,500,000	1,528,365
Series 2018
04/01/2042	5.000%	1,500,000	1,506,693
04/01/2046	5.000%	1,250,000	1,250,253
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago Housing Authority
Revenue Bonds
Series 2018A (HUD)
01/01/2037	5.000%	2,500,000	2,548,055
Chicago O’Hare International Airport
Refunding Revenue Bonds
General Senior Lien
Series 2017B
01/01/2038	5.000%	2,290,000	2,307,179
Chicago O’Hare International Airport(f)
Refunding Revenue Bonds
Senior Lien
Series 2018
01/01/2037	5.000%	1,200,000	1,219,646
Series 2018A
01/01/2038	5.000%	4,250,000	4,305,960
01/01/2039	5.000%	1,250,000	1,263,080
Series 2022
01/01/2038	5.000%	1,000,000	1,034,065
01/01/2039	5.000%	1,215,000	1,251,405
01/01/2040	5.000%	1,770,000	1,810,925
Series 2024C
01/01/2033	5.000%	2,000,000	2,127,789
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2040	5.000%	1,000,000	1,002,714
Limited General Obligation Refunding Bonds
Series 2016B
01/01/2031	5.000%	1,790,000	1,802,785
Chicago Transit Authority
Revenue Bonds
Second Lien
Series 2017
12/01/2046	5.000%	3,000,000	2,949,391
Chicago Transit Authority Sales Tax Receipts Fund
Refunding Revenue Bonds
Second Lien
Junior Subordinated Series 2020A
12/01/2050	4.000%	3,000,000	2,597,921
City of Chicago
Unlimited General Obligation Bonds
Series 2017A
01/01/2038	6.000%	10,000,000	10,188,111
Series 2019A
01/01/2040	5.000%	6,500,000	6,400,356
01/01/2044	5.000%	11,750,000	11,089,829
Unlimited General Obligation Refunding Bonds
Series 2020A
01/01/2028	5.000%	6,000,000	6,164,681
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Junior Subordinated Series 2017B
01/01/2032	5.000%	2,000,000	2,039,914
01/01/2035	5.000%	3,310,000	3,364,515
Series 2017B
01/01/2033	5.000%	2,500,000	2,547,197
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2025	5.000%	2,000,000	2,015,809
11/01/2027	5.000%	3,750,000	3,822,714
Revenue Bonds
2nd Lien
Junior Subordinated Series 2016A-1
11/01/2027	5.000%	1,000,000	1,020,710
11/01/2029	5.000%	1,000,000	1,016,543
Series 2016A-1
11/01/2028	5.000%	1,000,000	1,017,657
Cook County Community Consolidated School District No. 65 Evanston(d)
Unlimited General Obligation Bonds
Limited Tax
Series 2014
12/01/2027	0.000%	300,000	267,609
12/01/2029	0.000%	400,000	323,711
12/01/2030	0.000%	1,130,000	871,776
12/01/2031	0.000%	1,500,000	1,099,027
Cook County School District No. 144 Prairie Hills(d)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2011C (AGM)
12/01/2028	0.000%	2,830,000	2,484,107
12/01/2029	0.000%	2,580,000	2,177,115
Cook County School District No. 83 Mannheim
Unlimited General Obligation Bonds
School
Series 2013
06/01/2033	5.625%	2,980,000	3,276,718
County of Cook
Unlimited General Obligation Refunding Bonds
Series 2016A
11/15/2028	5.000%	3,150,000	3,222,814
11/15/2031	5.000%	2,750,000	2,803,214
County of Cook Sales Tax
Refunding Revenue Bonds
Series 2018
11/15/2035	5.250%	1,520,000	1,573,381
11/15/2036	5.250%	3,000,000	3,100,332
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois Finance Authority
Improvement Refunding Bonds
Chicago International
Series 2017
12/01/2037	5.000%	1,000,000	1,009,534
12/01/2047	5.000%	1,000,000	981,459
Prerefunded 01/01/27 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2017
01/01/2036	5.000%	2,000,000	2,064,781
Prerefunded 01/01/28 Revenue Bonds
Edward-Elmhurst Healthcare
Series 2018
01/01/2044	5.000%	5,000,000	5,267,427
Prerefunded 05/15/25 Revenue Bonds
Plymouth Place
Series 2015
05/15/2030	5.000%	1,000,000	1,000,504
Refunding Revenue Bonds
OSF Healthcare System
Series 2015A
11/15/2026	5.000%	1,000,000	1,007,055
11/15/2027	5.000%	500,000	500,987
Plymouth Place
Series 2015 Escrowed to Maturity
05/15/2025	5.000%	220,000	220,159
Rush University Medical Center
Series 2015A
11/15/2032	5.000%	10,000,000	10,001,232
Series 2018A
05/15/2043	5.000%	5,000,000	4,955,178
University of Chicago
Series 2024B
04/01/2038	5.250%	1,900,000	2,071,063
04/01/2039	5.250%	2,085,000	2,259,065
Revenue Bonds
University of Illinois at Urbana-Champaign Project
Series 2019
10/01/2049	5.000%	1,250,000	1,238,354
Illinois Municipal Electric Agency
Refunding Revenue Bonds
Series 2015A
02/01/2030	5.000%	12,060,000	12,086,749
Illinois State Toll Highway Authority
Refunding Revenue Bonds
Series 2016A
12/01/2032	5.000%	7,790,000	7,842,426
Series 2019A
01/01/2031	5.000%	500,000	526,216
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Unrefunded Revenue Bonds
Series 2016A
12/01/2031	4.000%	5,000,000	4,973,481
Railsplitter Tobacco Settlement Authority
Prerefunded 06/01/26 Revenue Bonds
Series 2017
06/01/2027	5.000%	4,185,000	4,267,385
Sales Tax Securitization Corp.
Refunding Revenue Bonds
Sales Tax Securitization
Series 2017
01/01/2029	5.000%	1,000,000	1,037,368
01/01/2030	5.000%	1,450,000	1,502,757
Senior Lien
Series 2020A
01/01/2030	5.000%	2,000,000	2,123,095
Series 2018A
01/01/2031	5.000%	2,000,000	2,070,180
Series 2018C
01/01/2043	5.250%	5,000,000	5,095,994
South Suburban College Community School District No. 510(d)
Limited General Obligation Bonds
Capital Appreciation - Limited Tax
Series 2009 (AGM)
12/01/2025	0.000%	1,000,000	977,951
Southwestern Illinois Development Authority
Revenue Bonds
Local Government - Southwestern Illinois Flood Prevention District Council Project
Subordinated Series 2016
10/15/2029	5.000%	1,780,000	1,793,901
10/15/2032	5.000%	1,335,000	1,345,244
State of Illinois
Revenue Bonds
Junior Obligations
Series 2018B
06/15/2034	5.000%	5,000,000	5,167,800
Unlimited General Obligation Bonds
Series 2016
06/01/2026	5.000%	5,000,000	5,082,489
11/01/2030	5.000%	1,000,000	1,016,187
Series 2019B
11/01/2034	4.000%	5,000,000	4,870,436
Series 2020
05/01/2039	5.500%	4,000,000	4,194,894
05/01/2045	5.750%	2,000,000	2,087,023
Series 2020C
05/01/2030	5.500%	1,500,000	1,575,139
Series 2021A
03/01/2039	4.000%	3,200,000	2,954,229
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023B
05/01/2040	5.250%	1,690,000	1,766,587
Unlimited General Obligation Refunding Bonds
Series 2016
02/01/2026	5.000%	7,000,000	7,080,496
Series 2018A
10/01/2029	5.000%	2,400,000	2,498,856
Series 2018B
10/01/2027	5.000%	2,300,000	2,377,022
10/01/2029	5.000%	5,000,000	5,205,949
State of Illinois Sales Tax
Revenue Bonds
Junior Obligation
Series 2024C
06/15/2041	5.000%	5,000,000	5,215,280
Total			231,705,998
Indiana 0.8%
City of Rockport
Refunding Revenue Bonds
Power Company Project
Series 2018A
06/01/2025	3.050%	2,100,000	2,098,894
Indiana Finance Authority
Revenue Bonds
BHI Senior Living
Series 2016A
11/15/2046	5.250%	2,500,000	2,488,862
Series 2018
11/15/2038	5.000%	2,000,000	2,014,888
Ohio Valley Electric Corp. Project
Series 2020
11/01/2030	3.000%	2,000,000	1,914,770
11/01/2030	3.000%	1,000,000	957,385
Purdue University
Refunding Revenue Bonds
Series 2025A
07/01/2036	5.000%	2,500,000	2,806,726
Total			12,281,525
Iowa 0.4%
Iowa Finance Authority
Revenue Bonds
Lifespace Communities, Inc.
Series 2016
05/15/2036	5.000%	4,065,000	4,078,328
Series 2018A
05/15/2043	5.000%	1,000,000	977,567
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northcrest, Inc. Project
Series 2018A
03/01/2048	5.000%	1,250,000	1,139,082
Total			6,194,977
Kentucky 1.8%
Kentucky Economic Development Finance Authority
Revenue Bonds
Baptist Healthcare Systems
Series 2017B
08/15/2041	5.000%	3,500,000	3,518,354
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Series 2015A
09/01/2029	5.000%	4,000,000	4,015,726
Kentucky Public Energy Authority
Refunding Revenue Bonds
Series 2023A-1 (Mandatory Put 02/01/32)
04/01/2054	5.250%	5,000,000	5,312,408
Kentucky Public Energy Authority(c)
Refunding Revenue Bonds
Series 2025A (Mandatory Put 12/01/29)
06/01/2055	5.250%	5,600,000	5,879,013
Louisville/Jefferson County Metropolitan Government
Refunding Revenue Bonds
Norton Healthcare, Inc.
Series 2016
10/01/2030	5.000%	1,300,000	1,320,734
10/01/2031	5.000%	3,500,000	3,550,763
Paducah Electric Plant Board
Refunding Revenue Bonds
Series 2016A (AGM)
10/01/2027	5.000%	2,000,000	2,048,558
10/01/2028	5.000%	1,850,000	1,894,657
Total			27,540,213
Maine 0.2%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Main Health Services
Series 2018A
07/01/2043	5.000%	3,500,000	3,519,622
Maryland 1.4%
County of Anne Arundel
Limited General Obligation Bonds
Consolidated General Improvements
Series 2019
10/01/2031	5.000%	3,500,000	3,777,369
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2030	3.250%	455,000	431,889
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2028	5.000%	1,300,000	1,302,507
Maryland State Transportation Authority
Refunding Revenue Bonds
Transportation Facilities Projects
Series 2024
07/01/2041	5.000%	5,000,000	5,347,114
State of Maryland
Unlimited General Obligation Refunding Bonds
Series 2017B
08/01/2026	5.000%	10,000,000	10,262,024
Total			21,120,903
Massachusetts 4.1%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Consolidated Loan of 2023
Series 2023
05/01/2040	5.000%	870,000	933,229
Series 2018A
01/01/2035	5.000%	10,000,000	10,359,003
Series 2019A
01/01/2037	5.000%	850,000	885,782
01/01/2039	5.000%	3,960,000	4,097,129
Limited General Obligation Refunding Bonds
Series 2023C
08/01/2040	5.000%	5,000,000	5,372,712
Massachusetts Bay Transportation Authority(d)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,500,000	2,985,579
Massachusetts Bay Transportation Authority Sales Tax
Revenue Bonds
Sustainability Bonds
Subordinated Series 2017
07/01/2046	5.000%	4,465,000	4,492,935
Massachusetts Development Finance Agency
Refundind Revenue Bonds
Boston University
Series 2025
10/01/2038	5.000%	3,000,000	3,311,953
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunding Revenue Bonds
Emerson College
Series 2017A
01/01/2034	5.000%	1,000,000	1,019,879
Series 2025
01/01/2040	5.250%	535,000	566,598
01/01/2042	5.250%	450,000	470,374
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,400,000	1,398,358
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	2,490,000	2,494,561
Simmons University
Series 2018L
10/01/2034	5.000%	2,390,000	2,380,901
10/01/2035	5.000%	2,000,000	1,977,616
Revenue Bonds
Harvard University
Series 2025A-2 (Mandatory Put 11/15/35)
05/15/2055	5.000%	4,510,000	5,048,082
UMass Boston Student Housing Project
Series 2016
10/01/2032	5.000%	1,300,000	1,307,771
10/01/2036	5.000%	4,600,000	4,603,610
Massachusetts Development Finance Agency(a)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	2,000,000	1,956,392
10/01/2037	5.000%	500,000	503,798
10/01/2047	5.000%	500,000	474,801
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	975,000	1,005,024
Merrimack College Student Housing Project
Series 2024
07/01/2044	5.000%	500,000	496,001
Massachusetts Port Authority(f)
Refunding Revenue Bonds
Series 2019A
07/01/2040	5.000%	4,000,000	4,074,466
Total			62,216,554
Michigan 2.3%
Great Lakes Water Authority Sewage Disposal System
Refunding Revenue Bonds
Senior Lien
Series 2018B
07/01/2029	5.000%	3,600,000	3,857,202
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Marshall Public Schools
Unlimited General Obligation Refunding Bonds
Marshall Public School District
Series 2015
11/01/2029	4.000%	940,000	940,536
Michigan Finance Authority
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2041	5.000%	1,000,000	1,004,477
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2029	5.000%	950,000	952,345
07/01/2032	5.000%	1,500,000	1,503,246
07/01/2034	5.000%	500,000	500,745
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2026	5.000%	175,000	175,437
07/01/2027	5.000%	600,000	601,157
07/01/2033	5.000%	5,000,000	5,008,374
Multimodal-McLaren Health Care
Series 2019
02/15/2044	4.000%	4,000,000	3,639,400
Michigan State Housing Development Authority
Revenue Bonds
Series 2024A
12/01/2039	4.100%	4,025,000	3,873,813
Michigan State University
Refunding Revenue Bonds
Series 2023A
08/15/2040	5.000%	5,550,000	5,917,703
Michigan Strategic Fund(f)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	3,400,000	3,401,799
Wayne County Airport Authority
Revenue Bonds
Detroit Metro
Series 2018
12/01/2036	5.000%	3,205,000	3,257,242
Total			34,633,476
Minnesota 1.4%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2029	5.000%	2,720,000	2,756,312
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Duluth Economic Development Authority
Refunding Revenue Bonds
Essentia Health Obligation Group
Series 2018
02/15/2043	5.000%	1,000,000	985,386
Revenue Bonds
Benedictine Health System
Series 2021
07/01/2036	4.000%	3,000,000	2,597,663
Housing & Redevelopment Authority of The City of St. Paul
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2029	5.000%	1,050,000	1,076,916
HealthPartners Obligation Group
Series 2015
07/01/2028	5.000%	6,400,000	6,409,752
Minneapolis-St. Paul Metropolitan Airports Commission(f)
Revenue Bonds
Private Activity
Subordinated Series 2024
01/01/2042	5.250%	5,000,000	5,191,662
Watertown-Mayer Independent School District No. 111(d)
Unlimited General Obligation Bonds
Series 2020A
02/01/2030	0.000%	2,475,000	2,032,903
Woodbury Housing & Redevelopment Authority
Revenue Bonds
St. Therese of Woodbury
Series 2014
12/01/2034	5.000%	1,000,000	1,000,018
Total			22,050,612
Mississippi 0.6%
Mississippi Hospital Equipment & Facilities Authority
Refunding Revenue Bonds
Forrest County General Hospital Project
Series 2019
01/01/2039	4.000%	1,500,000	1,409,717
01/01/2040	4.000%	1,100,000	1,023,300
State of Mississippi
Revenue Bonds
Series 2015E
10/15/2029	5.000%	3,500,000	3,519,206
State of Mississippi Gaming Tax
Revenue Bonds
Series 2019A
10/15/2036	5.000%	3,395,000	3,471,613
Total			9,423,836
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri 1.4%
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2044	4.000%	2,000,000	1,832,763
02/15/2049	4.000%	2,500,000	2,249,745
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2028	5.000%	6,210,000	6,249,233
St. Luke’s Health Systems, Inc.
Series 2016
11/15/2034	5.000%	3,000,000	3,031,516
Kansas City Industrial Development Authority(f)
Revenue Bonds
Kansas City International Airport
Series 2019
03/01/2046	5.000%	2,000,000	2,000,630
Lee’s Summit Industrial Development Authority
Revenue Bonds
John Knox Village Project
Series 2016A
08/15/2036	5.000%	1,100,000	1,082,585
08/15/2051	5.000%	2,405,000	2,006,338
Missouri Joint Municipal Electric Utility Commission
Prerefunded 06/01/25 Revenue Bonds
Prairie State Project
Series 2015A
12/01/2029	5.000%	2,000,000	2,002,511
St. Louis County Industrial Development Authority
Refunding Revenue Bonds
Friendship Village St. Louis
Series 2017
09/01/2048	5.000%	1,000,000	943,400
St. Andrew’s Resources for Seniors Obligated Group
Series 2015
12/01/2025	5.000%	225,000	224,022
Total			21,622,743
Nebraska 0.6%
Nebraska Public Power District
General Refunding Revenue Bonds
Series 2016B
01/01/2037	5.000%	7,435,000	7,476,478
Omaha Public Power District
Revenue Bonds
Series 2023A
02/01/2038	5.000%	1,200,000	1,295,288
Total			8,771,766
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 0.8%
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2031	5.000%	1,000,000	1,016,317
09/01/2033	5.000%	1,000,000	1,011,925
County of Clark
Revenue Bonds
Series 2023
07/01/2039	5.000%	5,000,000	5,372,557
County of Clark Department of Aviation
Refunding Revenue Bonds
Subordinated Series 2017A-2
07/01/2040	5.000%	4,000,000	4,061,048
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2029	4.500%	270,000	269,561
Total			11,731,408
New Jersey 4.1%
New Jersey Economic Development Authority
Prerefunded 12/15/26 Revenue Bonds
Series 2016BBB
06/15/2030	5.500%	2,500,000	2,598,558
Revenue Bonds
Transportation Project
Series 2020
11/01/2036	5.000%	5,000,000	5,206,717
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2030	5.000%	1,000,000	1,014,232
06/15/2031	5.000%	1,000,000	1,012,648
Series 2024AA
06/15/2041	5.250%	1,000,000	1,071,696
Transportation System
Series 2018A
12/15/2034	5.000%	1,500,000	1,550,203
Series 2019
12/15/2033	5.000%	3,000,000	3,148,372
Revenue Bonds
Series 2019BB
06/15/2036	4.000%	1,000,000	986,749
06/15/2044	4.000%	2,500,000	2,278,492
06/15/2050	4.000%	3,500,000	3,098,474
Series 2020AA
06/15/2038	4.000%	1,000,000	968,932
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Program
Series 2019
06/15/2037	5.000%	4,465,000	4,583,743
Series 2024CC
06/15/2035	5.000%	4,250,000	4,656,359
New Jersey Transportation Trust Fund Authority(d)
Revenue Bonds
Capital Appreciation Transportation System
Series 2006C (AGM)
12/15/2032	0.000%	5,000,000	3,739,803
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2017E
01/01/2029	5.000%	1,500,000	1,566,514
Series 2017G
01/01/2035	5.000%	6,000,000	6,199,641
Series 2024C
01/01/2042	5.000%	7,000,000	7,404,825
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2031	5.000%	2,750,000	2,819,098
06/01/2032	5.000%	2,000,000	2,045,580
06/01/2033	5.000%	1,500,000	1,531,589
06/01/2034	5.000%	2,000,000	2,036,938
06/01/2046	5.250%	2,440,000	2,449,464
Total			61,968,627
New Mexico 0.2%
City of Santa Fe
Revenue Bonds
El Castillo Retirement Project
Series 2019
05/15/2044	5.000%	1,350,000	1,280,191
County of Bernalillo
Refunding Revenue Bonds
Series 1998
04/01/2027	5.250%	1,325,000	1,351,726
Total			2,631,917
New York 7.8%
Buffalo & Erie County Industrial Land Development Corp.
Refunding Revenue Bonds
Charter School For Applied Technologies Project
Series 2017
06/01/2035	5.000%	1,000,000	1,013,419
Revenue Bonds
Tapestry-Charter School Project
Series 2017
08/01/2037	5.000%	1,300,000	1,296,941
08/01/2047	5.000%	1,000,000	952,466
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of New York
Unlimited General Obligation Bonds
Series 2018E-1
03/01/2034	5.250%	3,000,000	3,131,413
03/01/2035	5.250%	2,500,000	2,603,222
03/01/2037	5.000%	1,120,000	1,154,056
Subordinated Series 2023E-1
04/01/2043	5.250%	6,000,000	6,414,403
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2017A
02/15/2034	5.000%	5,000,000	5,097,850
Long Island Power Authority
Refunding Revenue Bonds
Series 2024A
09/01/2041	5.000%	1,575,000	1,661,008
Revenue Bonds
Green Bonds
Series 2023E
09/01/2037	5.000%	900,000	977,284
09/01/2038	5.000%	1,500,000	1,616,715
Metropolitan Transportation Authority
Refunding Revenue Bonds
Green Bonds
Series 2017C-1
11/15/2034	5.000%	1,815,000	1,862,493
Revenue Bonds
Series 2016C-1
11/15/2036	5.000%	2,325,000	2,352,452
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2016B-1
08/01/2034	5.000%	4,000,000	4,050,028
Subordinated Series 2017F-1
05/01/2038	5.000%	4,000,000	4,037,388
Subordinated Series 2018
08/01/2036	5.000%	5,555,000	5,721,791
Subordinated Series 2024F-1
02/01/2037	5.000%	5,000,000	5,491,113
New York Power Authority
Revenue Bonds
Green Transmission Project
Series 2023A (AGM)
11/15/2039	5.250%	400,000	437,997
New York State Dormitory Authority
Refunding Revenue Bonds
Memorial Sloan-Kettering Cancer Center
Series 2017
07/01/2035	4.000%	1,500,000	1,495,928
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northwell Health Obligated Group
Series 2025
05/01/2031	5.000%	6,750,000	7,311,115
Series 2018A
03/15/2037	5.250%	1,695,000	1,766,232
Series 2024B
03/15/2033	5.000%	3,250,000	3,613,961
Revenue Bonds
Series 2024A
03/15/2041	5.000%	5,000,000	5,342,449
New York State Thruway Authority
Refunding Revenue Bonds
Series 2024P
01/01/2038	5.000%	2,200,000	2,393,781
01/01/2041	5.000%	1,000,000	1,065,883
New York State Urban Development Corp.
Revenue Bonds
Series 2023A
03/15/2035	5.000%	5,000,000	5,545,975
New York Transportation Development Corp.(f)
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2035	5.000%	6,000,000	6,081,780
10/01/2045	4.375%	1,500,000	1,357,588
John F. Kennedy International Airport New Terminal One Project
Series 2024
06/30/2040	5.250%	1,125,000	1,161,061
06/30/2041	5.250%	1,580,000	1,619,893
LaGuardia Airport Terminal C&D
Series 2023
04/01/2035	6.000%	2,500,000	2,727,866
Sustainable Bonds - John F. Kennedy International Airport New Terminal One Project
Series 2023
06/30/2039	5.500%	1,000,000	1,054,234
06/30/2040	5.500%	1,150,000	1,207,421
Port Authority of New York & New Jersey(f)
Refunding Revenue Bonds
Consolidated Bonds
Series 2022
08/01/2039	5.000%	2,000,000	2,064,655
Series 2023-238
07/15/2038	5.000%	4,300,000	4,481,533
Series 2023-242
12/01/2038	5.000%	1,400,000	1,458,211
State of New York
Unlimited General Obligation Bonds
Series 2023B
03/15/2039	5.000%	2,155,000	2,372,181
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Triborough Bridge & Tunnel Authority
Refunding Revenue Bonds
Green Bonds
Series 2023C
11/15/2040	5.250%	1,000,000	1,096,711
MTA Bridges and Tunnels
Series 2023
11/15/2038	5.000%	1,000,000	1,084,626
Revenue Bonds
Series 2024A-1
05/15/2039	5.000%	1,500,000	1,630,361
05/15/2040	5.000%	1,750,000	1,882,675
05/15/2041	5.000%	2,500,000	2,672,017
TBTA Capital Lockbox - City Sales Tax
Series 2023A
05/15/2040	5.000%	875,000	935,461
TBTA Capital Lockbox Fund
Series 2025
12/01/2036	5.000%	1,425,000	1,568,711
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2036	5.000%	1,000,000	1,006,457
06/01/2041	5.000%	1,000,000	990,001
Westchester County Local Development Corp.
Revenue Bonds
New York Blood Center Project
Series 2024
07/01/2035	5.000%	1,500,000	1,602,121
Total			118,462,927
North Carolina 1.3%
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2034	5.000%	2,325,000	2,298,598
North Carolina Medical Care Commission
Refunding Revenue Bonds
Presbyterian Homes
Series 2016C
10/01/2031	4.000%	1,000,000	983,781
Sharon Towers
Series 2019A
07/01/2029	4.000%	1,970,000	1,929,776
Revenue Bonds
Presbyterian Homes
Series 2020
10/01/2045	4.000%	660,000	562,872
10/01/2045	5.000%	1,500,000	1,495,050
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2015A
01/01/2031	5.000%	2,000,000	2,016,133
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	1,500,000	1,488,179
State of North Carolina
Refunding Revenue Bonds
Series 2014B
06/01/2025	5.000%	5,000,000	5,009,628
University of North Carolina at Greensboro
Refunding Revenue Bonds
General
Series 2017
04/01/2035	4.000%	1,200,000	1,198,662
04/01/2036	4.000%	1,000,000	993,933
University of North Carolina at Wilmington
Refunding Revenue Bonds
Student Housing Projects
Series 2016
06/01/2031	4.000%	2,040,000	2,044,703
Total			20,021,315
Ohio 1.1%
Columbus Regional Airport Authority(f)
Refunding Revenue Bonds
John Glenn Columbus International Airport
Series 2025
01/01/2036	5.000%	3,510,000	3,675,177
01/01/2042	5.250%	4,175,000	4,366,223
County of Franklin
Revenue Bonds
OPRS Communities
Series 2016C
07/01/2029	5.000%	2,000,000	2,014,694
County of Miami
Improvement Refunding Bonds
Kettering Health Network
Series 2019
08/01/2045	5.000%	2,220,000	2,208,535
State of Ohio
Unlimited General Obligation Bonds
Series 2022A
03/01/2037	5.000%	1,000,000	1,091,459
03/01/2038	5.000%	1,500,000	1,628,023
03/01/2039	5.000%	2,000,000	2,162,758
Total			17,146,869
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oklahoma 0.3%
Oklahoma County Finance Authority
Revenue Bonds
Midwest City-Del City Public Schools Project
Series 2024 (BAM)
10/01/2038	5.000%	1,000,000	1,090,403
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2037	5.250%	2,750,000	2,760,576
11/15/2045	5.250%	250,000	245,915
Total			4,096,894
Oregon 0.8%
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(d)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	7,160,000	5,054,379
Oregon State Lottery
Revenue Bonds
Series 2024A
04/01/2041	5.000%	1,350,000	1,450,177
State of Oregon Department of Transportation
Revenue Bonds
Series 2022A
11/15/2038	5.000%	2,000,000	2,166,219
11/15/2039	5.000%	2,145,000	2,310,951
State of Oregon Housing & Community Services Department
Revenue Bonds
Hollywood HUB Apartments Project
Series 2024 (Mandatory Put 01/01/29)
01/10/2048	4.000%	1,000,000	1,000,696
Total			11,982,422
Pennsylvania 3.9%
Berks County Industrial Development Authority
Prerefunded 05/15/25 Revenue Bonds
Highlands at Wyomissing
Series 2018
05/15/2043	5.000%	350,000	357,159
Refunding Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2032	5.000%	1,050,000	1,059,808
05/15/2047	5.000%	1,630,000	1,524,382
Revenue Bonds
Highlands at Wyomissing
Series 2017
05/15/2042	5.000%	1,655,000	1,620,542
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Bucks County Industrial Development Authority
Refunding Revenue Bonds
Pennswood Village Project
Series 2018
10/01/2037	5.000%	1,250,000	1,260,348
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2029	5.000%	1,500,000	1,549,375
06/01/2032	5.000%	1,000,000	1,028,021
06/01/2033	5.000%	1,250,000	1,281,909
06/01/2034	5.000%	1,000,000	1,023,145
06/01/2035	5.000%	1,000,000	1,020,682
Cumberland County Municipal Authority
Refunding Revenue Bonds
Diakon Lutheran Social Ministries
Series 2015
01/01/2027	5.000%	975,000	975,169
01/01/2028	5.000%	1,470,000	1,470,215
Delaware River Joint Toll Bridge Commission
Revenue Bonds
Series 2017
07/01/2033	5.000%	2,250,000	2,313,797
Delaware River Port Authority
Revenue Bonds
Series 2018A
01/01/2036	5.000%	2,000,000	2,086,067
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	5.000%	2,500,000	2,516,582
Lancaster County Hospital Authority
Revenue Bonds
Moravian Manors, Inc. Project
Series 2019A
06/15/2044	5.000%	1,000,000	889,875
Montgomery County Higher Education and Health Authority
Refunding Revenue Bonds
Thomas Jefferson University Project
Series 2019
09/01/2044	4.000%	1,000,000	902,674
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Acts Retirement - Life Communities
Series 2016
11/15/2036	5.000%	4,315,000	4,347,196
Meadowood Senior Living Project
Series 2018
12/01/2038	5.000%	1,000,000	1,002,316
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2016
08/15/2026	5.000%	3,770,000	3,840,926
Pennsylvania Economic Development Financing Authority(f)
Revenue Bonds
The PennDOT Major Bridges Package One Project
Series 2022
06/30/2039	5.500%	5,690,000	6,008,669
Pennsylvania Higher Educational Facilitites Authority
Revenue Bonds
Trustees of the University of Pennsylvania (The)
Series 2025
02/15/2035	5.000%	4,190,000	4,742,253
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2017-3
12/01/2037	4.000%	2,975,000	2,948,962
Subordinated Series 2024
06/01/2032	5.000%	1,000,000	1,104,563
Revenue Bonds
Series 2017A-1
12/01/2037	5.000%	1,250,000	1,274,088
Series 2018A-2
12/01/2036	5.000%	2,500,000	2,599,620
Subordinated Series 2017A
12/01/2042	5.500%	3,000,000	3,056,312
Subordinated Series 2017B-1
06/01/2042	5.000%	5,450,000	5,502,794
Total			59,307,449
Rhode Island 0.1%
Rhode Island Turnpike & Bridge Authority
Refunding Revenue Bonds
Series 2016A
10/01/2033	5.000%	1,300,000	1,316,295
South Carolina 1.7%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Episcopal Home Still Hopes
Series 2018
04/01/2038	5.000%	2,000,000	1,987,717
Prisma Health Obligated Group
Series 2018
05/01/2036	5.000%	7,000,000	7,107,333
Revenue Bonds
Lutheran Homes of South Carolina Obligation Group
Series 2013
05/01/2028	5.000%	2,870,000	2,812,485
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Novant Health Obligated Group
Series 2024
11/01/2041	5.250%	2,500,000	2,681,348
Wofford College Project
Series 2019
04/01/2038	5.000%	930,000	955,655
South Carolina Jobs-Economic Development Authority(j)
Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2025
11/01/2042	5.250%	1,125,000	1,183,804
South Carolina Jobs-Economic Development Authority(a)
Revenue Bonds
Series 2015A
08/15/2025	4.500%	85,000	84,664
South Carolina Public Service Authority
Refunding Revenue Bonds
Series 2016A
12/01/2030	5.000%	4,000,000	4,022,732
Series 2016B
12/01/2032	5.000%	3,265,000	3,288,795
Revenue Bonds
Series 2025A
12/01/2042	5.000%	1,250,000	1,280,404
Total			25,404,937
South Dakota 0.3%
South Dakota Health & Educational Facilities Authority
Revenue Bonds
Regional Health
Series 2017
09/01/2029	5.000%	1,700,000	1,743,980
09/01/2030	5.000%	2,250,000	2,303,529
Total			4,047,509
Tennessee 1.2%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2029	5.000%	1,000,000	1,003,639
Knox County Health Educational & Housing Facility Board
Refunding Revenue Bonds
Covenant Health Services
Series 2016A
01/01/2042	5.000%	5,815,000	5,837,856
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2031	5.000%	1,000,000	1,011,570
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Government of Nashville & Davidson County Electric
Revenue Bonds
Series 2024A
05/15/2041	5.000%	2,000,000	2,142,002
05/15/2042	5.000%	2,250,000	2,393,370
Metropolitan Nashville Airport Authority (The)(f)
Revenue Bonds
Subordinated Series 2019B
07/01/2044	5.000%	2,000,000	2,004,316
Tennessee Energy Acquisition Corp.(c)
Revenue Bonds
Series 2021 (Mandatory Put 11/01/31)
05/01/2052	5.000%	4,000,000	4,169,422
Total			18,562,175
Texas 7.2%
Austin Independent School District
Unlimited General Obligation Bonds
Series 2023
08/01/2039	5.000%	2,000,000	2,143,888
08/01/2040	5.000%	3,000,000	3,200,179
Bexar County Health Facilities Development Corp.
Refunding Revenue Bonds
Army Retirement Residence Foundation
Series 2018
07/15/2033	5.000%	1,000,000	987,125
Bexar County Hospital District
Limited General Obligation Refunding Bonds
Series 2019
02/15/2034	5.000%	1,000,000	1,031,417
02/15/2038	5.000%	1,250,000	1,270,444
Board of Regents of the University of Texas System
Revenue Bonds
Series 2025A
08/15/2030	5.000%	2,600,000	2,845,028
Central Texas Regional Mobility Authority
Prerefunded 07/01/25 Revenue Bonds
Senior Lien
Series 2015A
01/01/2030	5.000%	1,550,000	1,554,151
Central Texas Turnpike System
Refunding Revenue Bonds
Second Tier
Series 2024C
08/15/2040	5.000%	1,000,000	1,061,472
City of Austin Airport System
Revenue Bonds
Series 2017A
11/15/2035	5.000%	1,000,000	1,008,749
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Austin Electric Utility
Refunding Revenue Bonds
Series 2023
11/15/2040	5.000%	5,000,000	5,338,693
City of Beaumont Waterworks & Sewer System
Prerefunded 09/01/25 Revenue Bonds
Subordinated Series 2015A (BAM)
09/01/2030	5.000%	1,000,000	1,004,527
City of Garland Electric Utility System
Refunding Revenue Bonds
Series 2019
03/01/2037	5.000%	1,700,000	1,756,722
City of Houston Airport System
Refunding Revenue Bonds
Subordinated Series 2018B
07/01/2030	5.000%	1,375,000	1,434,451
Subordinated Series 2018D
07/01/2035	5.000%	2,500,000	2,583,413
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2033	5.250%	5,000,000	5,066,096
City of Houston Airport System(f)
Refunding Revenue Bonds
Subordinated Series 2023A (AGM)
07/01/2040	5.250%	3,780,000	4,018,902
City of Houston Combined Utility System
Refunding Revenue Bonds
1st Lien
Series 2016B
11/15/2034	5.000%	5,000,000	5,084,839
First Lien
Subordinated Series 2024A
11/15/2037	5.000%	2,000,000	2,175,323
City of San Antonio Electric & Gas Systems
Revenue Bonds
Series 2024A
02/01/2043	5.250%	2,000,000	2,141,354
Clifton Higher Education Finance Corp.
Revenue Bonds
International Leadership
Series 2015
08/15/2035	5.500%	11,500,000	11,503,447
Grand Parkway Transportation Corp.(g)
Revenue Bonds
Convertible
Subordinated Series 2013
10/01/2030	5.050%	1,000,000	1,052,039
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Houston Higher Education Finance Corp.
Revenue Bonds
Rice University Project
Series 2024
05/15/2034	5.000%	10,000,000	11,251,237
Lower Colorado River Authority
Refunding Revenue Bonds
Series 2015D
05/15/2026	5.000%	695,000	695,954
05/15/2027	5.000%	1,355,000	1,356,665
New Hope Cultural Education Facilities Finance Corp.(h)
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2036	0.000%	2,250,000	2,030,625
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
NCCD-College Station Properties LLC
Series 2015A
07/01/2030	5.000%	7,800,000	7,647,356
North Texas Tollway Authority
Refunding Revenue Bonds
1st Tier
Series 2017A
01/01/2034	5.000%	1,000,000	1,019,218
01/01/2048	5.000%	5,000,000	5,048,220
North Texas Tollway Authority(d)
Refunding Revenue Bonds
First Tier
Series 2008 (AGM)
01/01/2036	0.000%	10,000,000	6,490,058
Plano Independent School District
Unlimited General Obligation Bonds
Series 2023
02/15/2038	5.000%	1,400,000	1,504,327
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Air Force Villages Project
Series 2016
05/15/2045	5.000%	5,145,000	4,651,846
Buckner Retirement Services
Series 2017
11/15/2037	5.000%	2,175,000	2,180,533
11/15/2046	5.000%	1,250,000	1,179,614
Revenue Bonds
Buckner Retirement Services
Series 2016B
11/15/2046	5.000%	2,000,000	1,887,382
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Transportation Commission(d)
Revenue Bonds
First Tier Toll
Series 2019
08/01/2038	0.000%	550,000	299,761
Texas Water Development Board
Revenue Bonds
State Water Implementation Fund
Series 2018
10/15/2038	5.000%	3,000,000	3,094,439
Total			108,599,494
Utah 0.3%
City of Salt Lake City Airport(f)
Revenue Bonds
Series 2023A
07/01/2038	5.250%	1,450,000	1,533,895
Intermountain Power Agency
Revenue Bonds
Series 2023A
07/01/2037	5.000%	1,000,000	1,055,124
Salt Lake City Corp. Airport
Revenue Bonds
Series 2017B
07/01/2032	5.000%	1,000,000	1,028,157
07/01/2033	5.000%	1,000,000	1,026,578
Total			4,643,754
Vermont 0.7%
Vermont Educational & Health Buildings Financing Agency
Refunding Revenue Bonds
University of Vermont Medical Center
Series 2016A
12/01/2033	5.000%	10,000,000	10,079,171
Virgin Islands, U.S. 0.2%
Virgin Islands Public Finance Authority(a),(i)
Revenue Bonds
Grant Anticipation
Series 2015
09/01/2030	5.000%	2,320,000	2,326,103
Series 2015
09/01/2033	5.000%	1,000,000	1,002,406
Total			3,328,509
Virginia 0.1%
Henrico County Economic Development Authority
Refunding Revenue Bonds
Westminster Canterbury Project
Series 2018
10/01/2037	5.000%	1,000,000	1,022,341
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington 2.7%
City of Seattle Municipal Light & Power
Refunding Revenue Bonds
Series 2024
10/01/2042	5.000%	6,245,000	6,632,385
City of Tacoma Electric System
Refunding Revenue Bonds
Series 2024B
01/01/2038	5.000%	500,000	541,736
Energy Northwest
Refunding Revenue Bonds
Columbia Generating Station
Series 2023
07/01/2039	5.000%	4,000,000	4,315,445
Series 2024A
07/01/2038	5.000%	5,500,000	5,998,525
FYI Properties
Refunding Revenue Bonds
Green Bonds - State of Washington DIS Project
Series 2019
06/01/2031	5.000%	5,000,000	5,203,930
King County Public Hospital District No. 1
Limited General Obligation Refunding Bonds
Valley Medical Center
Series 2017
12/01/2031	5.000%	4,000,000	4,073,288
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2025	5.000%	730,000	728,390
12/01/2030	5.750%	2,820,000	2,830,091
Port of Seattle(f)
Refunding Revenue Bonds
Intermediate Lien
Series 2024
07/01/2040	5.250%	2,500,000	2,639,153
07/01/2041	5.250%	2,500,000	2,629,647
Revenue Bonds
Intermediate Lien
Subordinated Series 2019
04/01/2044	4.000%	1,000,000	873,952
University of Washington
Revenue Bonds
Series 2024A
04/01/2038	5.000%	500,000	544,723
Washington State Housing Finance Commission
Prerefunded 07/01/25 Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	570,000	572,211
07/01/2035	6.750%	1,090,000	1,094,673
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington State Housing Finance Commission(a)
Refunding Revenue Bonds
Horizon House Project
Series 2017
01/01/2029	5.000%	840,000	834,738
01/01/2038	5.000%	2,000,000	1,868,228
Total			41,381,115
West Virginia 0.5%
West Virginia Economic Development Authority(a),(c),(f)
Revenue Bonds
Core Natural Resources, Inc. Project
Series 2025 (Mandatory Put 03/27/35)
01/01/2055	5.450%	750,000	742,761
West Virginia Hospital Finance Authority
Revenue Bonds
University Healthcare System
Series 2017
06/01/2042	5.000%	3,665,000	3,684,715
West Virginia University(d)
Revenue Bonds
University System Project
Series 2019A (AMBAC)
04/01/2030	0.000%	3,460,000	2,844,675
Total			7,272,151
Wisconsin 1.1%
Public Finance Authority
Refunding Revenue Bonds
Fellowship Senior Living Project
Series 2019A
01/01/2046	4.000%	2,000,000	1,638,862
Mountain Island Charter Schools
Series 2017
07/01/2037	5.000%	820,000	816,823
07/01/2047	5.000%	1,000,000	929,146
Retirement Housing Foundation
Series 2017 Escrowed to Maturity
11/15/2029	5.000%	2,500,000	2,653,895
11/15/2030	5.000%	1,620,000	1,736,861
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	250,000	252,828
Public Finance Authority(a)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2037	5.250%	1,000,000	1,000,130
Wisconsin Center District
Refunding Revenue Bonds
Junior Dedicated
Series 1999 (AGM)
12/15/2027	5.250%	1,210,000	1,243,215
Wisconsin Center District(d)
Revenue Bonds
Senior Dedicated - Milwaukee Arena Project
Series 2016
12/15/2033	0.000%	2,200,000	1,510,408
12/15/2034	0.000%	6,665,000	4,335,739
Total			16,117,907
Total Municipal Bonds (Cost $1,518,497,238)			1,489,394,421

Money Market Funds 0.0%
	Shares	Value ($)
BlackRock Liquidity Funds MuniCash, Institutional Shares, 3.053%(k)	392,556	392,596
Total Money Market Funds (Cost $392,556)		392,596
Total Investments in Securities (Cost $1,528,389,794)		1,499,287,017
Other Assets & Liabilities, Net		17,508,396
Net Assets		$1,516,795,413
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At April 30, 2025, the total value of these securities amounted to $42,775,882, which represents 2.82% of total net assets.

(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)
Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of April 30, 2025.

(d)	Zero coupon bond.
(e)	Variable rate security. The interest rate shown was the current rate as of April 30, 2025.
(f)	Income from this security may be subject to alternative minimum tax.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(g)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of April 30, 2025.

(h)	Represents a security in default.
(i)
Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At April 30, 2025, the total value of these securities amounted to $5,664,831, which represents 0.37% of total net assets.

(j)	Represents a security purchased on a when-issued basis.
(k)	The rate shown is the seven-day current annualized yield at April 30, 2025.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
HUD	U.S. Department of Housing and Urban Development
MTA	Monthly Treasury Average
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Portfolio of Investments (continued)
April 30, 2025 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at April 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	9,500,000	—	9,500,000
Municipal Bonds	—	1,489,394,421	—	1,489,394,421
Money Market Funds	392,596	—	—	392,596
Total Investments in Securities	392,596	1,498,894,421	—	1,499,287,017
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Statement of Assets and Liabilities
April 30, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,528,389,794)	$1,499,287,017
Receivable for:
Capital shares sold	4,684,170
Dividends	11,510
Interest	21,062,094
Expense reimbursement due from Investment Manager	8,193
Prepaid expenses	4,316
Deferred compensation of board members	347,304
Other assets	28,599
Total assets	1,525,433,203
Liabilities
Due to custodian	28,119
Payable for:
Investments purchased on a delayed delivery basis	1,182,398
Capital shares redeemed	2,392,936
Distributions to shareholders	4,276,714
Management services fees	19,348
Distribution and/or service fees	1,812
Transfer agent fees	80,900
Compensation of board members	1,632
Other expenses	26,544
Deferred compensation of board members	627,387
Total liabilities	8,637,790
Net assets applicable to outstanding capital stock	$1,516,795,413
Represented by
Paid in capital	1,584,465,720
Total distributable earnings (loss)	(67,670,307)
Total - representing net assets applicable to outstanding capital stock	$1,516,795,413
Class A
Net assets	$301,095,726
Shares outstanding	32,273,207
Net asset value per share	$9.33
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.62
Class C
Net assets	$7,559,412
Shares outstanding	809,999
Net asset value per share	$9.33
Institutional Class
Net assets	$382,911,489
Shares outstanding	41,022,943
Net asset value per share	$9.33
Institutional 2 Class
Net assets	$228,012,961
Shares outstanding	24,467,090
Net asset value per share	$9.32
Institutional 3 Class
Net assets	$579,581,253
Shares outstanding	61,995,779
Net asset value per share	$9.35
Class S
Net assets	$17,634,572
Shares outstanding	1,889,232
Net asset value per share	$9.33
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Statement of Operations
Six Months Ended April 30, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$72,470
Interest	29,018,707
Total income	29,091,177
Expenses:
Management services fees	3,601,271
Distribution and/or service fees
Class A	314,252
Class C	32,996
Transfer agent fees
Class A	174,891
Advisor Class	13,738
Class C	4,603
Institutional Class	221,155
Institutional 2 Class	59,509
Institutional 3 Class	14,315
Class S	10,339
Custodian fees	8,279
Printing and postage fees	19,002
Registration fees	64,311
Accounting services fees	15,682
Legal fees	18,101
Interest on interfund lending	81
Compensation of chief compliance officer	138
Compensation of board members	14,483
Deferred compensation of board members	6,254
Other	23,501
Total expenses	4,616,901
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,630,352)
Fees waived by transfer agent
Institutional 2 Class	(5,840)
Institutional 3 Class	(4,939)
Total net expenses	2,975,770
Net investment income	26,115,407
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(811,739)
Net realized loss	(811,739)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(25,949,775)
Net change in unrealized appreciation (depreciation)	(25,949,775)
Net realized and unrealized loss	(26,761,514)
Net decrease in net assets resulting from operations	$(646,107)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations
Net investment income	$26,115,407	$53,638,348
Net realized loss	(811,739)	(1,353,608)
Net change in unrealized appreciation (depreciation)	(25,949,775)	74,142,577
Net increase (decrease) in net assets resulting from operations	(646,107)	126,427,317
Distributions to shareholders
Net investment income and net realized gains
Class A	(4,984,917)	(11,421,767)
Advisor Class	(370,489)	(7,584,151)
Class C	(105,924)	(270,129)
Institutional Class	(6,723,495)	(11,734,265)
Institutional 2 Class	(3,717,973)	(6,956,931)
Institutional 3 Class	(9,902,227)	(16,576,714)
Class S	(313,268)	(49,899)
Class V	—	(27,134)
Total distributions to shareholders	(26,118,293)	(54,620,990)
Decrease in net assets from capital stock activity	(29,450,537)	(75,832,388)
Total decrease in net assets	(56,214,937)	(4,026,061)
Net assets at beginning of period	1,573,010,350	1,577,036,411
Net assets at end of period	$1,516,795,413	$1,573,010,350
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Statement of Changes in Net Assets  (continued)

	Six Months Ended		Year Ended
	April 30, 2025 (Unaudited)		October 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	1,708,560	16,165,868	5,236,242	49,700,324
Distributions reinvested	497,467	4,709,121	1,133,866	10,780,445
Shares redeemed	(5,064,132)	(47,876,865)	(10,948,939)	(103,787,953)
Net decrease	(2,858,105)	(27,001,876)	(4,578,831)	(43,307,184)
Advisor Class
Shares sold	253,757	2,407,699	8,431,140	80,032,002
Distributions reinvested	—	—	250,772	2,382,480
Shares redeemed	(21,573,388)	(205,351,758)	(13,140,216)	(124,268,871)
Net decrease	(21,319,631)	(202,944,059)	(4,458,304)	(41,854,389)
Class C
Shares sold	69,816	657,882	247,742	2,353,859
Distributions reinvested	10,302	97,591	26,739	254,328
Shares redeemed	(262,517)	(2,484,106)	(539,107)	(5,116,883)
Net decrease	(182,399)	(1,728,633)	(264,626)	(2,508,696)
Institutional Class
Shares sold	12,692,035	120,558,045	14,214,249	134,842,197
Distributions reinvested	615,128	5,824,677	1,042,984	9,921,541
Shares redeemed	(8,887,235)	(83,931,110)	(11,713,069)	(111,394,871)
Net increase	4,419,928	42,451,612	3,544,164	33,368,867
Institutional 2 Class
Shares sold	7,020,482	66,340,093	6,828,169	64,776,347
Distributions reinvested	393,340	3,717,844	730,235	6,934,363
Shares redeemed	(4,393,947)	(41,512,083)	(10,159,703)	(95,753,047)
Net increase (decrease)	3,019,875	28,545,854	(2,601,299)	(24,042,337)
Institutional 3 Class
Shares sold	21,955,519	209,152,233	11,639,343	110,571,250
Distributions reinvested	55,877	529,692	93,726	892,248
Shares redeemed	(8,098,857)	(76,606,006)	(12,663,051)	(120,133,426)
Net increase (decrease)	13,912,539	133,075,919	(929,982)	(8,669,928)
Class S
Shares sold	3	20	2,100,554	20,184,653
Distributions reinvested	33,075	313,268	5,247	49,845
Shares redeemed	(228,923)	(2,162,642)	(20,724)	(198,235)
Net increase (decrease)	(195,845)	(1,849,354)	2,085,077	20,036,263
Class V
Shares sold	—	—	1,001	9,465
Distributions reinvested	—	—	1,563	14,723
Shares redeemed	—	—	(941,114)	(8,879,172)
Net decrease	—	—	(938,550)	(8,854,984)
Total net decrease	(3,203,638)	(29,450,537)	(8,142,351)	(75,832,388)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 4/30/2025 (Unaudited)	$9.49	0.15	(0.16)	(0.01)	(0.15)	—	(0.15)
Year Ended 10/31/2024	$9.07	0.30	0.43	0.73	(0.31)	—	(0.31)
Year Ended 10/31/2023	$9.15	0.30	(0.08)	0.22	(0.30)	—	(0.30)
Year Ended 10/31/2022	$10.46	0.28	(1.28)	(1.00)	(0.29)	(0.02)	(0.31)
Year Ended 10/31/2021	$10.51	0.27	0.00 (e)	0.27	(0.27)	(0.05)	(0.32)
Year Ended 10/31/2020	$10.59	0.28	(0.03)	0.25	(0.29)	(0.04)	(0.33)
Class C
Six Months Ended 4/30/2025 (Unaudited)	$9.50	0.12	(0.17)	(0.05)	(0.12)	—	(0.12)
Year Ended 10/31/2024	$9.08	0.24	0.43	0.67	(0.25)	—	(0.25)
Year Ended 10/31/2023	$9.16	0.24	(0.08)	0.16	(0.24)	—	(0.24)
Year Ended 10/31/2022	$10.46	0.22	(1.27)	(1.05)	(0.23)	(0.02)	(0.25)
Year Ended 10/31/2021	$10.51	0.21	0.00 (e)	0.21	(0.21)	(0.05)	(0.26)
Year Ended 10/31/2020	$10.59	0.21	(0.03)	0.18	(0.22)	(0.04)	(0.26)
Institutional Class
Six Months Ended 4/30/2025 (Unaudited)	$9.50	0.16	(0.17)	(0.01)	(0.16)	—	(0.16)
Year Ended 10/31/2024	$9.08	0.32	0.43	0.75	(0.33)	—	(0.33)
Year Ended 10/31/2023	$9.16	0.32	(0.08)	0.24	(0.32)	—	(0.32)
Year Ended 10/31/2022	$10.46	0.30	(1.28)	(0.98)	(0.30)	(0.02)	(0.32)
Year Ended 10/31/2021	$10.51	0.29	0.00 (e)	0.29	(0.29)	(0.05)	(0.34)
Year Ended 10/31/2020	$10.60	0.30	(0.04)	0.26	(0.31)	(0.04)	(0.35)
Institutional 2 Class
Six Months Ended 4/30/2025 (Unaudited)	$9.48	0.16	(0.16)	0.00 (e)	(0.16)	—	(0.16)
Year Ended 10/31/2024	$9.06	0.33	0.42	0.75	(0.33)	—	(0.33)
Year Ended 10/31/2023	$9.14	0.33	(0.08)	0.25	(0.33)	—	(0.33)
Year Ended 10/31/2022	$10.45	0.31	(1.29)	(0.98)	(0.31)	(0.02)	(0.33)
Year Ended 10/31/2021	$10.49	0.30	0.01	0.31	(0.30)	(0.05)	(0.35)
Year Ended 10/31/2020	$10.58	0.31	(0.05)	0.26	(0.31)	(0.04)	(0.35)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 4/30/2025 (Unaudited)	$9.33	(0.13% )	0.80% (c)	0.59% (c)	3.17%	7%	$301,096
Year Ended 10/31/2024	$9.49	8.07%	0.81% (c)	0.59% (c),(d)	3.18%	13%	$333,503
Year Ended 10/31/2023	$9.07	2.35%	0.83%	0.61% (d)	3.20%	16%	$360,252
Year Ended 10/31/2022	$9.15	(9.76% )	0.81% (c)	0.60% (c),(d)	2.86%	3%	$423,921
Year Ended 10/31/2021	$10.46	2.61%	0.83%	0.70% (d)	2.55%	5%	$171,415
Year Ended 10/31/2020	$10.51	2.36%	0.82%	0.73% (d)	2.70%	9%	$156,865
Class C
Six Months Ended 4/30/2025 (Unaudited)	$9.33	(0.53% )	1.40% (c)	1.19% (c)	2.56%	7%	$7,559
Year Ended 10/31/2024	$9.50	7.41%	1.41% (c)	1.19% (c),(d)	2.57%	13%	$9,424
Year Ended 10/31/2023	$9.08	1.74%	1.43%	1.21% (d)	2.60%	16%	$11,408
Year Ended 10/31/2022	$9.16	(10.21% )	1.42% (c)	1.20% (c),(d)	2.24%	3%	$12,833
Year Ended 10/31/2021	$10.46	1.99%	1.47%	1.30% (d)	1.94%	5%	$16,754
Year Ended 10/31/2020	$10.51	1.71%	1.47%	1.38% (d)	2.06%	9%	$21,469
Institutional Class
Six Months Ended 4/30/2025 (Unaudited)	$9.33	(0.14% )	0.60% (c)	0.39% (c)	3.37%	7%	$382,911
Year Ended 10/31/2024	$9.50	8.28%	0.61% (c)	0.39% (c),(d)	3.38%	13%	$347,645
Year Ended 10/31/2023	$9.08	2.56%	0.63%	0.41% (d)	3.41%	16%	$300,058
Year Ended 10/31/2022	$9.16	(9.49% )	0.62% (c)	0.40% (c),(d)	2.99%	3%	$248,789
Year Ended 10/31/2021	$10.46	2.81%	0.63%	0.50% (d)	2.75%	5%	$843,761
Year Ended 10/31/2020	$10.51	2.47%	0.62%	0.53% (d)	2.90%	9%	$900,641
Institutional 2 Class
Six Months Ended 4/30/2025 (Unaudited)	$9.32	0.00% (e)	0.54% (c)	0.33% (c)	3.44%	7%	$228,013
Year Ended 10/31/2024	$9.48	8.36%	0.55% (c)	0.33% (c)	3.44%	13%	$203,365
Year Ended 10/31/2023	$9.06	2.64%	0.54%	0.32%	3.49%	16%	$217,920
Year Ended 10/31/2022	$9.14	(9.53% )	0.55% (c)	0.33% (c)	3.16%	3%	$206,896
Year Ended 10/31/2021	$10.45	2.98%	0.56%	0.44%	2.81%	5%	$25,496
Year Ended 10/31/2020	$10.49	2.54%	0.55%	0.47%	2.98%	9%	$30,056
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 4/30/2025 (Unaudited)	$9.50	0.16	(0.15)	0.01	(0.16)	—	(0.16)
Year Ended 10/31/2024	$9.08	0.33	0.43	0.76	(0.34)	—	(0.34)
Year Ended 10/31/2023	$9.16	0.33	(0.08)	0.25	(0.33)	—	(0.33)
Year Ended 10/31/2022	$10.47	0.33	(1.30)	(0.97)	(0.32)	(0.02)	(0.34)
Year Ended 10/31/2021	$10.52	0.30	0.01	0.31	(0.31)	(0.05)	(0.36)
Year Ended 10/31/2020	$10.61	0.32	(0.05)	0.27	(0.32)	(0.04)	(0.36)
Class S
Six Months Ended 4/30/2025 (Unaudited)	$9.50	0.16	(0.17)	(0.01)	(0.16)	—	(0.16)
Year Ended 10/31/2024(f)	$9.63	0.03	(0.14)(g)	(0.11)	(0.02)	—	(0.02)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(g)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 4/30/2025 (Unaudited)	$9.35	0.13%	0.49% (c)	0.28% (c)	3.49%	7%	$579,581
Year Ended 10/31/2024	$9.50	8.40%	0.50% (c)	0.28% (c)	3.49%	13%	$457,028
Year Ended 10/31/2023	$9.08	2.70%	0.50%	0.28%	3.54%	16%	$445,200
Year Ended 10/31/2022	$9.16	(9.46% )	0.52% (c)	0.28% (c)	3.50%	3%	$411,988
Year Ended 10/31/2021	$10.47	2.93%	0.52%	0.39%	2.86%	5%	$2,897
Year Ended 10/31/2020	$10.52	2.59%	0.51%	0.42%	3.01%	9%	$2,495
Class S
Six Months Ended 4/30/2025 (Unaudited)	$9.33	(0.14% )	0.60% (c)	0.39% (c)	3.37%	7%	$17,635
Year Ended 10/31/2024 (f)	$9.50	(1.09% )	0.60%	0.39%	3.83%	13%	$19,803
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Notes to Financial Statements
April 30, 2025 (Unaudited)
Note 1. Organization
Columbia Intermediate Duration Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025 (Unaudited)
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended April 30, 2025 was 0.47% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025 (Unaudited)
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective March 31, 2025 through February 28, 2026, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.04% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.
For the six months ended April 30, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.11
Advisor Class	0.01 (a)
Class C	0.11
Institutional Class	0.11
Institutional 2 Class	0.05
Institutional 3 Class	0.00
Class S	0.11

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended April 30, 2025, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025 (Unaudited)
Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.60% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended April 30, 2025, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75 (a)	22,264
Class C	—	1.00 (b)	1,868

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	March 1, 2025 through February 28, 2026 (%)	Prior to March 1, 2025 (%)
Class A	0.61	0.61
Class C	1.21	1.21
Institutional Class	0.41	0.41
Institutional 2 Class	0.33	0.33
Institutional 3 Class	0.29	0.28
Class S	0.41	0.41
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective March 31, 2025 through February 28, 2026, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.04% for Institutional 2

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025 (Unaudited)
Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At April 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,528,390,000	9,040,000	(38,143,000)	(29,103,000)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at October 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(28,068,743)	(11,365,628)	(39,434,371)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $105,085,495 and $135,268,579, respectively, for the six months ended April 30, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended April 30, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	200,000	4.85	3
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025 (Unaudited)
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at April 30, 2025.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended April 30, 2025.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market

Columbia Intermediate Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025 (Unaudited)
volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Columbia Intermediate Duration Municipal Bond Fund  | 2025

Notes to Financial Statements (continued)
April 30, 2025 (Unaudited)
Shareholder concentration risk
At April 30, 2025, one unaffiliated shareholder of record owned 30.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Intermediate Duration Municipal Bond Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Intermediate Duration Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR167_10_R01_(06/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	June 18, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	June 18, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	June 18, 2025